Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net loss	$ (121,370)	$ (128,919)	$ (63,092)
Reconciliation of net loss to net cash used in operating activities
Share-based compensation expense	8,981	28,188	8,371
Foreign exchange gains or losses	86	0	1,436
Transaction costs related to Common Stock purchase agreement	741	0	0
Depreciation expense	2,433	2,198	2,312
Loss on disposal of property, plant and equipment	47	0	0
Borrowing costs	0	1,518	0
Fair value movements - derivatives and warrants	(16,977)	9,782	5,947
Adjustment for capitalized interest	12,130	12,761	8,559
Changes in operating assets and liabilities
Accounts receivable	(13,069)	(16,475)	(1,063)
Inventory	(85,942)	(17,919)	(8,771)
Accounts payable	64,420	3,263	6,619
Employee benefits	444	708	720
Other liabilities	(15,537)	37,020	9,069
Other assets	1,183	(18,965)	(2,567)
Net cash used in operating activities	(162,430)	(86,840)	(32,460)
Cash flows from investing activities
Payments for property, plant and equipment	(8,007)	(7,023)	(2,572)
Proceeds from disposals of property, plant and equipment	56	0	0
Net cash used in investing activities	(7,951)	(7,023)	(2,572)
Cash flows from financing activities
Proceeds from issuance of Common Stock in the Business Combination	0	53,182	0
Proceeds from issuance of Common Stock	1,672	0	0
Transaction costs	0	(3,808)	0
Proceeds from sold Loan Funded Share Plan	690	0	0
Proceeds from the exercise of warrants	0	26,572	0
Proceeds from issuance of Common Stock pursuant to the PIPE Financing	0	15,000	0
Proceeds from issuance of Common Stock pursuant to the Option Agreements	0	45,000	0
Proceeds from borrowings - external parties	56,705	117,527	0
Proceeds from borrowings - related parties	75,423	0	0
Proceeds from convertible notes including derivative	0	0	33,367
Transaction costs for borrowings	(8,178)	(3,888)	0
Repayment of borrowings - external parties	0	(77,351)	0
Repayment of borrowings - related parties	0	(6,414)	0
Waiver of related party's option to acquire Tritium	0	(6,816)	0
Net cash provided by financing activities	126,312	159,004	33,367
Effects of exchange rate changes on cash and cash equivalents	2,737	(545)	120
Net increase / (decrease) in cash and cash equivalents	(44,069)	65,141	(1,665)
Cash and cash equivalents at the beginning of the period	70,753	6,157	7,702
Cash and cash equivalents end of the period	$ 29,421	$ 70,753	$ 6,157